CONSOLIDATED STATEMENTS OF OPERATIONS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares
Net revenues
Hosting and related services	¥ 4,829,019	$ 740,080	¥ 3,788,967	¥ 3,401,037
Hosting and related services	(3,753,008)	(575,174)	(2,849,518)	(2,456,166)
Gross profit	1,076,011	164,906	939,449	944,871
Operating income (expenses)
Operating income	7,619	1,168	6,862	5,027
Sales and marketing expenses	(235,012)	(36,017)	(206,309)	(172,176)
Research and development expenses	(112,891)	(17,301)	(88,792)	(92,109)
General and administrative expenses	(535,111)	(82,009)	(415,277)	(462,637)
Reversal (allowance) for doubtful debt	(2,393)	(367)	(1,557)	598
Impairment of receivables from equity investees			(52,142)
Changes in the fair value of contingent purchase consideration payables				13,905
Impairment of long-lived assets	(81,619)	(12,509)
Total operating expenses	(959,407)	(147,035)	(757,215)	(707,392)
Operating profit	116,604	17,871	182,234	237,479
Interest income	31,711	4,860	54,607	45,186
Interest expense	(380,609)	(58,331)	(345,955)	(236,066)
Gain on deconsolidation of subsidiaries				4,843
Loss on debt extinguishment			(18,895)
Other income	16,539	2,535	36,380	58,033
Other expenses	(36,912)	(5,657)	(5,632)	(4,103)
Changes in the fair value of convertible promissory notes	(2,544,220)	(389,919)
Impairment of long-term investment	(13,030)	(1,997)
Foreign exchange (loss) gain, net	228,125	34,962	(27,995)	(81,055)
Income (loss) before income taxes and (loss) gain from equity method investments	(2,581,792)	(395,676)	(125,256)	24,317
Income tax expenses	(109,336)	(16,756)	(5,437)	(24,411)
(Loss) gain from equity method investments	10,869	1,666	(50,553)	(186,642)
Net loss	(2,680,259)	(410,766)	(181,246)	(186,736)
Net income attributable to noncontrolling interest	(29,088)	(4,458)	(1,046)	(18,329)
Net loss attributable to the 21Vianet Group, Inc.	¥ (2,709,347)	$ (415,224)	¥ (182,292)	¥ (205,065)
Loss per share:
Basic (in per share) | (per share)	¥ (4.47)	$ (0.69)	¥ (0.27)	¥ (0.30)
Diluted (in per share) | (per share)	¥ (4.47)	$ (0.69)	¥ (0.27)	¥ (0.30)
Shares used in loss per share computation:
Weighted average number of shares outstanding - basic (in shares) | shares	716,888,919	716,888,919	668,833,756	674,732,130
Weighted-average number of shares outstanding-diluted (in shares) | shares	716,888,919	716,888,919	668,833,756	674,732,130